SCHEDULE OF INVESTMENTS

Ivy Crossover Credit Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$250	$257

TOTAL ASSET-BACKED SECURITIES – 0.6%		$257
(Cost: $251)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 1.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.500%, 2-1-24	500	538

Integrated Telecommunication Services – 1.7%
AT&T, Inc.:
4.450%, 4-1-24	500	541
3.950%, 1-15-25	250	268

		809

Total Communication Services - 2.9%		1,347

Consumer Discretionary

Auto Parts & Equipment – 1.1%
Lear Corp.,
3.800%, 9-15-27	500	504

Automobile Manufacturers – 1.2%
General Motors Co.,
5.000%, 10-1-28	500	544

Casinos & Gaming – 1.7%
Las Vegas Sands Corp.,
3.500%, 8-18-26	750	771

Restaurants – 1.2%
Starbucks Corp.,
4.450%, 8-15-49	500	578

Total Consumer Discretionary - 5.2%		2,397

Consumer Staples

Brewers – 1.9%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2-1-36	750	865

Distillers & Vintners – 1.1%
Constellation Brands, Inc.,
2.650%, 11-7-22	500	507

Drug Retail – 1.3%
CVS Health Corp.,
5.050%, 3-25-48	500	591

Packaged Foods & Meats – 1.6%
Smithfield Foods, Inc.,
2.650%, 10-3-21(A)	750	745

Soft Drinks – 2.3%
Keurig Dr Pepper, Inc.,
4.057%, 5-25-23	1,000	1,054

Tobacco – 4.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
2.850%, 8-9-22	1,250	1,274
Imperial Brands Finance plc,
3.125%, 7-26-24(A)	750	757

		2,031

Total Consumer Staples - 12.7%		5,793

Energy

Oil & Gas Exploration & Production – 2.3%
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	750	799
EQT Corp.,
3.000%, 10-1-22	250	246

		1,045

Oil & Gas Storage & Transportation – 10.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	500	517
Cameron LNG LLC,
3.302%, 1-15-35(A)	500	504
Cheniere Corpus Christi Holdings LLC,
5.875%, 3-31-25	500	562
Energy Transfer Partners L.P.,
4.950%, 6-15-28	250	274
EQT Midstream Partners L.P.,
4.750%, 7-15-23	500	501
Midwest Connector Capital Co. LLC,
3.900%, 4-1-24(A)	400	420
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	1,000	1,033
Williams Partners L.P.,
4.850%, 3-1-48	750	819

		4,630

Total Energy - 12.4%		5,675

Financials

Asset Management & Custody Banks – 2.4%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.700%, 9-20-47	500	573
Owl Rock Capital Corp.:
5.250%, 4-15-24	200	212
4.000%, 3-30-25	300	301

		1,086

Consumer Finance – 1.1%
Ford Motor Credit Co. LLC,
3.336%, 3-18-21	500	504

Diversified Banks – 3.3%
Banco Bilbao Vizcaya Argentaria S.A.,
6.125%, 2-16-68	1,000	1,029
Danske Bank A.S.,
2.700%, 3-2-22(A)	500	503

		1,532

Insurance Brokers – 1.1%
Willis North America, Inc.,
2.950%, 9-15-29	500	495

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The),
4.250%, 10-21-25	500	543

Property & Casualty Insurance – 1.2%
Aon Corp. (GTD by Aon plc),
3.750%, 5-2-29	500	535

Reinsurance – 1.2%
Reinsurance Group of America, Inc.,
3.900%, 5-15-29	500	533

Specialized Finance – 1.1%
Carlyle Finance Subsidiary LLC (GTD by Carlyle Group L.P., Carlyle Holdings I L.P., Carlyle Holdings II L.P. and Carlyle Holdings III L.P.),
3.500%, 9-19-29(A)	500	498

Total Financials - 12.6%		5,726

Health Care

Health Care Equipment – 2.2%
Becton Dickinson & Co.,
2.894%, 6-6-22	1,000	1,016

Health Care Facilities – 2.4%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	500	535
4.125%, 6-15-29	500	530

		1,065

Life Sciences Tools & Services – 1.1%
PerkinElmer, Inc.,
3.300%, 9-15-29	500	510

Pharmaceuticals – 9.4%
AbbVie, Inc.:
2.600%, 11-21-24(A)	1,000	1,006
4.400%, 11-6-42	500	539
Bayer U.S. Finance II LLC,
4.375%, 12-15-28(A)	1,000	1,090
Elanco Animal Health, Inc.,
3.912%, 8-27-21	500	513
Zoetis, Inc.:
3.900%, 8-20-28	500	542
4.700%, 2-1-43	500	594

		4,284

Total Health Care - 15.1%		6,875

Industrials

Aerospace & Defense – 6.4%
BAE Systems Holdings, Inc.,
3.850%, 12-15-25(A)	1,000	1,060
L3Harris Technologies, Inc.,
3.850%, 12-15-26(A)	1,000	1,072
Northrop Grumman Corp.,
3.250%, 1-15-28	750	782

		2,914

Agricultural & Farm Machinery – 1.1%
CNH Industrial N.V.,
3.850%, 11-15-27	500	522

Building Products – 1.1%
Allegion plc,
3.500%, 10-1-29	500	508

Environmental & Facilities Services – 1.2%
Waste Connections, Inc.,
3.500%, 5-1-29	500	529

Railroads – 1.2%
Kansas City Southern,
4.300%, 5-15-43	500	544

Research & Consulting Services – 3.6%
IHS Markit Ltd.,
4.750%, 2-15-25(A)	500	546
Verisk Analytics, Inc.,
4.125%, 3-15-29	1,000	1,097

		1,643

Total Industrials - 14.6%		6,660

Information Technology

Application Software – 1.2%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC,
4.300%, 6-18-29(A)	500	540

Communications Equipment – 1.2%
Motorola Solutions, Inc.,
5.500%, 9-1-44	500	556

Data Processing & Outsourced Services – 3.4%
Fiserv, Inc.,
3.500%, 7-1-29	500	525
PayPal Holdings, Inc.,
2.650%, 10-1-26	1,000	1,013

		1,538

Electronic Equipment & Instruments – 1.2%
Keysight Technologies, Inc.,
4.600%, 4-6-27	500	554

Semiconductors – 1.1%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.000%, 1-15-22	500	507

Total Information Technology - 8.1%		3,695

Real Estate

Hotel & Resort REITs – 2.1%
Hospitality Properties Trust,
3.950%, 1-15-28	1,000	975

Specialized REITs – 8.0%
Crown Castle International Corp.,
4.750%, 5-15-47	1,000	1,145
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2-15-29	1,000	1,097
Equinix, Inc.,
3.200%, 11-18-29	500	502
Ventas Realty L.P. (GTD by Ventas, Inc.),
4.875%, 4-15-49	750	880

		3,624

Total Real Estate - 10.1%		4,599

Utilities

Electric Utilities – 1.2%
CenterPoint Energy, Inc.,
4.250%, 11-1-28	500	542

Total Utilities - 1.2%		542

TOTAL CORPORATE DEBT SECURITIES – 94.9%		$43,309
(Cost: $41,927)

SHORT-TERM SECURITIES	Shares

Money Market Funds (B) - 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	1,528	1,528

TOTAL SHORT-TERM SECURITIES – 3.4%		$1,528
(Cost: $1,528)

TOTAL INVESTMENT SECURITIES – 98.9%		$45,094
(Cost: $43,706)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		486

NET ASSETS – 100.0%		$45,580

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $8,741 or 19.2% of net assets.

(B)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$257	$—
Corporate Debt Securities	—	43,309	—
Short-Term Securities	1,528	—	—

Total	$1,528	$43,566	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,706

Gross unrealized appreciation	1,445

Gross unrealized depreciation	(57)

Net unrealized appreciation	$1,388